                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-1629

                       RIVERSOURCE DIMENSIONS SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 7/31

Date of reporting period: 4/30

                            PORTFOLIO OF INVESTMENTS

                                       FOR

              RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND

                                AT APRIL 30, 2009



APRIL 30, 2009 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




COMMON STOCKS (97.1%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (0.8%)
AeroVironment                                             8,369(b)           $198,011
American Science & Engineering                            4,466               269,121
Applied Signal Technology                                 7,814(e)            154,405
Ceradyne                                                 53,954(b)            930,166
                                                                      ---------------
Total                                                                       1,551,703
-------------------------------------------------------------------------------------


AIR FREIGHT & LOGISTICS (0.5%)
CH Robinson Worldwide                                     5,415(e)            287,861
Hub Group Cl A                                           12,844(b)            295,412
Pacer Intl                                               93,347               395,792
                                                                      ---------------
Total                                                                         979,065
-------------------------------------------------------------------------------------


AIRLINES (2.2%)
Alaska Air Group                                         39,760(b)            667,173
Allegiant Travel                                          8,932(b,e)          464,821
AMR                                                      42,336(b)            201,519
Continental Airlines Cl B                                25,949(b,e)          272,983
Delta Air Lines                                          87,115(b)            537,500
Hawaiian Holdings                                        95,858(b,e)          478,331
JetBlue Airways                                          61,139(b)            301,415
SkyWest                                                  90,880             1,094,196
Southwest Airlines                                       14,919               104,135
                                                                      ---------------
Total                                                                       4,122,073
-------------------------------------------------------------------------------------


AUTO COMPONENTS (1.3%)
Autoliv                                                  20,572(c,e)          507,511
Cooper Tire & Rubber                                    112,102(e)            927,083
Exide Technologies                                       52,790(b,e)          286,650
Goodyear Tire & Rubber                                   44,742(b)            491,715
Lear                                                    234,276(b,e)          187,421
                                                                      ---------------
Total                                                                       2,400,380
-------------------------------------------------------------------------------------


BEVERAGES (0.1%)
Pepsi Bottling Group                                      5,593               174,893
-------------------------------------------------------------------------------------


BIOTECHNOLOGY (2.1%)
Alexion Pharmaceuticals                                   8,097(b)            270,602
Cephalon                                                  5,853(b,e)          384,015
Emergent BioSolutions                                    18,800(b,e)          201,348
Isis Pharmaceuticals                                     27,998(b)            439,009
Myriad Genetics                                          54,253(b)          2,104,474
NPS Pharmaceuticals                                      43,419(b)            150,230
Vertex Pharmaceuticals                                   12,664(b,e)          390,304
                                                                      ---------------
Total                                                                       3,939,982
-------------------------------------------------------------------------------------


BUILDING PRODUCTS (0.6%)
American Woodmark                                        16,381               339,087
Apogee Enterprises                                       24,299(e)            325,607
Insteel Inds                                             47,347(e)            352,735
Owens Corning                                            10,618(b)            190,062
                                                                      ---------------
Total                                                                       1,207,491
-------------------------------------------------------------------------------------


CAPITAL MARKETS (1.1%)
GFI Group                                                43,117               175,917
Greenhill & Co                                            5,374(e)            416,646
Knight Capital Group Cl A                                24,556(b)            380,372
Stifel Financial                                          9,322(b,e)          458,922
SWS Group                                                46,865(e)            599,404
                                                                      ---------------
Total                                                                       2,031,261
-------------------------------------------------------------------------------------


CHEMICALS (2.8%)
Balchem                                                  12,708(e)            316,302
CF Inds Holdings                                          2,919               210,314
Eastman Chemical                                          4,522(e)            179,433
Innophos Holdings                                        24,096               357,344
Olin                                                     16,852               212,335
OM Group                                                 48,172(b,e)        1,342,072
PPG Inds                                                  5,387(e)            237,297
Solutia                                                  79,745(b)            299,841
Terra Inds                                                7,014               185,871
Valspar                                                   6,521(e)            156,504
Westlake Chemical                                        12,362(e)            231,169
WR Grace & Co                                           168,714(b)          1,489,745
                                                                      ---------------
Total                                                                       5,218,227
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (2.1%)
BancFirst                                                 6,427(e)            274,433
First Citizens BancShares Cl A                            1,205               144,202
First Financial                                           9,065               336,312
First Financial Bankshares                               11,222(e)            553,021
First Horizon Natl                                       11,014(e)            126,771
Intl Bancshares                                          39,172(e)            529,214
Republic Bancorp Cl A                                    11,577               257,472
TowneBank                                                14,586               251,317
Trico Bancshares                                         15,002(e)            240,032
Trustmark                                                21,942               477,019
UMB Financial                                            11,155(e)            510,564
Wilshire Bancorp                                         34,347(e)            138,762
Zions Bancorporation                                     14,281               156,091
                                                                      ---------------
Total                                                                       3,995,210
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (1.6%)
Herman Miller                                            36,183               538,041
HNI                                                      41,048               636,244
Kimball Intl Cl B                                        37,006               203,163
Rollins                                                  12,900               232,200
Sykes Enterprises                                        18,468(b)            363,081
United Stationers                                        20,549(b,e)          672,569
Viad                                                     16,400               312,912
                                                                      ---------------
Total                                                                       2,958,210
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (1.9%)
3Com                                                    217,162(b)            879,506
ARRIS Group                                              58,345(b,e)          622,541
InterDigital                                             28,717(b,e)          755,831
NETGEAR                                                  42,754(b)            684,492
Palm                                                     17,402(b,e)          182,547
Starent Networks                                          9,227(b,e)          182,049
Tellabs                                                  42,860(b)            224,586
                                                                      ---------------
Total                                                                       3,531,552
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (1.9%)
Adaptec                                                 111,318(b,e)          318,369
Electronics for Imaging                                  36,290(b)            356,368
Lexmark Intl Cl A                                        23,874(b)            468,408
NCR                                                      18,125(b)            183,969
Novatel Wireless                                         46,176(b)            316,306
Seagate Technology                                      117,862(c)            961,754
Western Digital                                          37,212(b)            875,226
                                                                      ---------------
Total                                                                       3,480,400
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1 RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


CONSTRUCTION & ENGINEERING (2.4%)
EMCOR Group                                              30,291(b)           $629,750
Fluor                                                     5,285               200,143
Granite Construction                                     39,290(e)          1,549,991
KBR                                                      20,759               324,256
Michael Baker                                             5,684(b,e)          190,982
Perini                                                   92,058(b,e)        1,592,603
                                                                      ---------------
Total                                                                       4,487,725
-------------------------------------------------------------------------------------


CONSTRUCTION MATERIALS (0.1%)
Vulcan Materials                                          4,584               217,969
-------------------------------------------------------------------------------------


CONSUMER FINANCE (0.6%)
Advanta Cl B                                            122,086(e)            142,841
Discover Financial Services                             119,762               973,665
                                                                      ---------------
Total                                                                       1,116,506
-------------------------------------------------------------------------------------


CONTAINERS & PACKAGING (0.4%)
Pactiv                                                    7,742(b)            169,240
Rock-Tenn Cl A                                           14,214(e)            536,721
                                                                      ---------------
Total                                                                         705,961
-------------------------------------------------------------------------------------


DIVERSIFIED CONSUMER SERVICES (0.9%)
Corinthian Colleges                                      52,852(b,e)          813,921
H&R Block                                                17,879               270,688
Regis                                                    19,104               365,651
Universal Technical Institute                            18,301(b,e)          260,606
                                                                      ---------------
Total                                                                       1,710,866
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (0.1%)
Moody's                                                   8,092               238,876
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (0.8%)
CenturyTel                                                7,855(e)            213,263
Embarq                                                   15,324               560,246
Qwest Communications Intl                               141,488(e)            550,388
Shenandoah Telecommunications                            12,379               243,000
                                                                      ---------------
Total                                                                       1,566,897
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (0.3%)
Hawaiian Electric Inds                                    7,733               120,171
Portland General Electric                                20,163(e)            368,378
Progress Energy                                           3,431               117,066
                                                                      ---------------
Total                                                                         605,615
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (0.5%)
Encore Wire                                               8,693               189,855
GrafTech Intl                                            89,394(b,e)          785,773
                                                                      ---------------
Total                                                                         975,628
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (3.8%)
Anixter Intl                                             32,004(b,e)        1,273,119
Arrow Electronics                                        25,739(b)            585,305
Avnet                                                    26,651(b)            583,390
Benchmark Electronics                                   137,068(b,e)        1,662,635
Ingram Micro Cl A                                        51,041(b)            741,115
Insight Enterprises                                      84,430(b)            482,940
Jabil Circuit                                            41,031               332,351
Methode Electronics                                      53,446               321,745
Plexus                                                   18,024(b,e)          399,232
SYNNEX                                                   28,248(b,e)          608,179
Vishay Intertechnology                                   35,939(b)            210,962
                                                                      ---------------
Total                                                                       7,200,973
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (4.0%)
BASiC Energy Services                                    71,215(b,e)          726,392
BJ Services                                              35,836               497,762
Bronco Drilling                                          34,636(b,e)          190,152
Complete Production Services                             53,348(b)            356,365
ENSCO Intl                                               26,035               736,269
GulfMark Offshore                                        22,339(b,e)          600,472
Helmerich & Payne                                         8,851(e)            272,788
Lufkin Inds                                              12,694(e)            443,021
Nabors Inds                                              40,777(b,c,e)        620,218
Noble                                                    24,114               659,036
Parker Drilling                                         245,141(b,e)          676,589
Patterson-UTI Energy                                     25,763(e)            327,448
Pioneer Drilling                                         64,578(b,e)          322,890
Rowan Companies                                          20,868(e)            325,749
SEACOR Holdings                                           2,489(b)            163,577
Tidewater                                                 7,954(e)            344,011
Unit                                                     10,896(b,e)          297,352
                                                                      ---------------
Total                                                                       7,560,091
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (1.7%)
Casey's General Stores                                   17,023(e)            452,982
Great Atlantic & Pacific Tea                             25,683(b,e)          188,513
Ingles Markets Cl A                                      19,931               311,123
Nash Finch                                                9,177               268,794
Pantry                                                   18,116(b)            427,900
Safeway                                                  14,965               295,559
SUPERVALU                                                32,758(e)            535,593
Winn-Dixie Stores                                        67,431(b,e)          772,760
                                                                      ---------------
Total                                                                       3,253,224
-------------------------------------------------------------------------------------


FOOD PRODUCTS (3.4%)
Bunge                                                    14,984               719,382
Cal-Maine Foods                                          21,040(e)            556,929
Campbell Soup                                             5,424               139,505
Darling Intl                                             56,882(b)            325,365
Dean Foods                                                7,090(b)            146,763
Diamond Foods                                            11,374               297,885
Flowers Foods                                            23,718(e)            547,886
Fresh Del Monte Produce                                  16,557(b,c)          240,408
Hershey                                                   7,821(e)            282,651
J&J Snack Foods                                          10,744               416,437
JM Smucker                                                6,854               270,048
Lancaster Colony                                          4,116(e)            180,281
Lance                                                    16,186               374,868
Ralcorp Holdings                                         17,165(b)            981,150
Sanderson Farms                                          10,830(e)            432,117
TreeHouse Foods                                          19,596(b,e)          521,058
                                                                      ---------------
Total                                                                       6,432,733
-------------------------------------------------------------------------------------


GAS UTILITIES (1.3%)
Laclede Group                                            15,643               542,499
New Jersey Resources                                     33,261             1,094,952
Piedmont Natural Gas                                     35,076(e)            856,556
                                                                      ---------------
Total                                                                       2,494,007
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (1.3%)
Edwards Lifesciences                                      2,131(b)            135,063
Greatbatch                                               13,679(b,e)          287,806
STERIS                                                   23,620(e)            569,242
Thoratec                                                 34,455(b,e)        1,001,262
Vision-Sciences                                          17,885(b,e)           21,283
Volcano                                                  26,861(b)            354,297
                                                                      ---------------
Total                                                                       2,368,953
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (5.5%)
AMERIGROUP                                               35,699(b,e)        1,066,329
CIGNA                                                    46,207               910,740
Coventry Health Care                                     27,609(b)            439,259
DaVita                                                    4,019(b)            186,361
Emergency Medical Services Cl A                           4,774(b)            166,326
Gentiva Health Services                                  13,776(b,e)          219,452
Health Net                                               13,954(b)            201,496
HealthSpring                                             80,890(b)            746,615
HMS Holdings                                              9,029(b,e)          270,689
Humana                                                   28,151(b)            810,186
Kindred Healthcare                                       69,147(b)            900,294
Landauer                                                  6,687               354,277
LHC Group                                                 5,286(b)            120,627
Magellan Health Services                                 53,165(b,e)        1,571,557
Molina Healthcare                                        33,904(b)            734,022
Omnicare                                                 14,323               368,244
Quest Diagnostics                                        10,174               522,231
Triple-S Management Cl B                                 22,573(b,c,e)        289,386
Universal American Financial                             37,258(b)            384,875
                                                                      ---------------
Total                                                                      10,262,966
-------------------------------------------------------------------------------------


HEALTH CARE TECHNOLOGY (0.4%)
Allscripts-Misys Healthcare Solutions                    45,272(e)            562,278
Computer Programs & Systems                               5,732(e)            200,563
                                                                      ---------------
Total                                                                         762,841
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (0.4%)
Bob Evans Farms                                          10,658               258,457
California Pizza Kitchen                                 16,606(b,e)          260,880
Panera Bread Cl A                                         3,401(b,e)          190,490
                                                                      ---------------
Total                                                                         709,827
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (1.8%)
American Greetings Cl A                                  53,655(e)            421,192
DR Horton                                                 8,547               111,538
Garmin                                                   15,672(c)            394,778
Leggett & Platt                                           8,257               118,571
Natl Presto Inds                                          6,438               458,772
NVR                                                         475(b)            240,051
Pulte Homes                                              15,369(e)            176,897
Ryland Group                                             17,230(e)            356,833


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
2 RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
HOUSEHOLD DURABLES (CONT.)
Toll Brothers                                             8,202(b,e)         $166,173
Whirlpool                                                21,101(e)            952,920
                                                                      ---------------
Total                                                                       3,397,725
-------------------------------------------------------------------------------------


HOUSEHOLD PRODUCTS (0.4%)
Central Garden & Pet Cl A                                20,025(b)            181,627
Clorox                                                    9,126(e)            511,512
                                                                      ---------------
Total                                                                         693,139
-------------------------------------------------------------------------------------


INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
Calpine                                                  18,684(b)            151,527
Constellation Energy Group                               14,417               347,162
                                                                      ---------------
Total                                                                         498,689
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (0.5%)
McDermott Intl                                           15,149(b)            244,505
Seaboard                                                    496               463,760
Tredegar                                                 18,015               316,704
                                                                      ---------------
Total                                                                       1,024,969
-------------------------------------------------------------------------------------


INSURANCE (8.2%)
Allied World Assurance Holdings                           8,958(c)            332,700
American Financial Group                                 13,050               229,419
Amerisafe                                                31,651(b)            486,159
Arch Capital Group                                        7,502(b,c)          433,466
Aspen Insurance Holdings                                 84,994(c,e)        2,004,158
Axis Capital Holdings                                    17,645(c,e)          434,773
Cincinnati Financial                                     13,887               332,594
Endurance Specialty Holdings                              8,747(c)            228,822
Everest Re Group                                          6,673(c)            498,073
HCC Insurance Holdings                                   19,420               464,526
IPC Holdings                                             43,098(c)          1,122,272
Marsh & McLennan Companies                               22,618               477,014
Montpelier Re Holdings                                   45,927(c)            572,250
Odyssey Re Holdings                                      39,328(e)          1,505,869
PartnerRe                                                 7,695(c)            524,722
Platinum Underwriters Holdings                           63,714(c,e)        1,833,052
RenaissanceRe Holdings                                    9,358(c)            455,360
RLI                                                      15,471(e)            743,072
Validus Holdings                                         62,812(c)          1,406,989
WR Berkley                                               21,910               523,868
Zenith Natl Insurance                                    32,899(e)            749,768
                                                                      ---------------
Total                                                                      15,358,926
-------------------------------------------------------------------------------------


INTERNET & CATALOG RETAIL (0.5%)
NetFlix                                                   3,998(b,e)          181,149
NutriSystem                                              48,144(e)            661,499
                                                                      ---------------
Total                                                                         842,648
-------------------------------------------------------------------------------------


INTERNET SOFTWARE & SERVICES (0.8%)
EarthLink                                               140,346(b,e)        1,063,822
ModusLink Global Solutions                              109,968(b)            406,882
                                                                      ---------------
Total                                                                       1,470,704
-------------------------------------------------------------------------------------


IT SERVICES (1.9%)
Affiliated Computer Services Cl A                         1,229(b)             59,459
Ciber                                                    70,141(b)            226,555
Computer Sciences                                        22,650(b,f)          837,143
CSG Systems Intl                                         30,572(b)            443,294
Integral Systems                                         29,868(b)            198,025
ManTech Intl Cl A                                        15,851(b)            573,648
Paychex                                                  12,653(e)            341,758
Perot Systems Cl A                                       29,477(b)            414,447
SAIC                                                     23,117(b)            418,418
                                                                      ---------------
Total                                                                       3,512,747
-------------------------------------------------------------------------------------


LEISURE EQUIPMENT & PRODUCTS (0.7%)
Brunswick                                                90,719(e)            542,500
JAKKS Pacific                                            62,307(b)            788,183
                                                                      ---------------
Total                                                                       1,330,683
-------------------------------------------------------------------------------------


LIFE SCIENCES TOOLS & SERVICES (0.1%)
Sequenom                                                 28,098(b,e)          101,715
-------------------------------------------------------------------------------------


MACHINERY (2.6%)
AGCO                                                      5,804(b)            141,037
Cummins                                                  14,317               486,778
Force Protection                                         99,517(b)            758,320
FreightCar America                                        9,230               177,493
Mueller Inds                                             82,723             1,817,423
NACCO Inds Cl A                                          13,771               526,741
Terex                                                    13,561(b,e)          187,142
Timken                                                   17,020               273,682
Wabtec                                                   15,106(e)            576,143
                                                                      ---------------
Total                                                                       4,944,759
-------------------------------------------------------------------------------------


METALS & MINING (2.5%)
Allegheny Technologies                                   14,206(e)            464,962
AM Castle & Co                                           27,163               263,209
Cliffs Natural Resources                                 10,985               253,314
Commercial Metals                                        34,536               513,896
Compass Minerals Intl                                    10,410(e)            501,970
Horsehead Holding                                        45,154(b)            322,400
Kaiser Aluminum                                           9,308               274,958
Olympic Steel                                            16,783(e)            307,800
Reliance Steel & Aluminum                                10,284               362,305
Royal Gold                                                9,072               328,044
RTI Intl Metals                                          27,391(b)            356,357
Worthington Inds                                         44,059               656,480
                                                                      ---------------
Total                                                                       4,605,695
-------------------------------------------------------------------------------------


MULTILINE RETAIL (2.9%)
Dillard's Cl A                                          123,547(e)            952,547
Dollar Tree                                              10,690(b)            452,615
Family Dollar Stores                                     20,575               682,884
Fred's Cl A                                              29,073               397,137
JC Penney                                                38,815(f)          1,191,233
Kohl's                                                   23,306(b,f)        1,056,927
Macy's                                                   26,074(e)            356,692
Sears Holdings                                            4,042(b,e)          252,504
                                                                      ---------------
Total                                                                       5,342,539
-------------------------------------------------------------------------------------


MULTI-UTILITIES (0.8%)
CH Energy Group                                           5,790               257,308
Consolidated Edison                                       7,093               263,363
PG&E                                                     23,847               885,200
                                                                      ---------------
Total                                                                       1,405,871
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (3.8%)
Cimarex Energy                                           12,026(e)            323,499
Clayton Williams Energy                                   8,639(b)            259,429
Comstock Resources                                       13,756(b,e)          474,032
EXCO Resources                                           42,345(b)            498,824
Frontier Oil                                             20,108               255,573
Knightsbridge Tankers                                    10,267(c)            135,832
McMoRan Exploration                                      46,591(b)            255,785
Murphy Oil                                               17,153               818,370
Rosetta Resources                                        42,154(b,e)          297,186
St. Mary Land & Exploration                               9,404(e)            168,049
Stone Energy                                             42,491(b)            183,136
Sunoco                                                   15,218(e)            403,429
Swift Energy                                             57,912(b,e)          626,608
Tesoro                                                   18,741               285,800
USEC                                                    135,330(b,e)          837,693
VAALCO Energy                                            47,449(b)            226,332
Western Refining                                         33,947               427,393
World Fuel Services                                      16,387(e)            624,836
                                                                      ---------------
Total                                                                       7,101,806
-------------------------------------------------------------------------------------


PAPER & FOREST PRODUCTS (0.4%)
Intl Paper                                               30,290               383,471
Wausau Paper                                             47,864               417,853
                                                                      ---------------
Total                                                                         801,324
-------------------------------------------------------------------------------------


PHARMACEUTICALS (1.2%)
Forest Laboratories                                      12,518(b)            271,515
King Pharmaceuticals                                     20,796(b)            163,872
Par Pharmaceutical Companies                             25,245(b)            270,879
Questcor Pharmaceuticals                                 27,523(b)            123,854
Valeant Pharmaceuticals Intl                             42,729(b,e)          716,139
ViroPharma                                              113,123(b)            636,882
                                                                      ---------------
Total                                                                       2,183,141
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
3 RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


PROFESSIONAL SERVICES (2.0%)
Administaff                                              20,669(e)           $551,036
Heidrick & Struggles Intl                                38,521               651,005
Huron Consulting Group                                    6,814(b)            326,731
ICF Intl                                                  6,799(b,e)          187,040
Kelly Services Cl A                                      33,722(e)            383,082
Korn/Ferry Intl                                          43,848(b)            464,350
Manpower                                                  7,403(e)            318,995
TrueBlue                                                 80,477(b)            781,432
                                                                      ---------------
Total                                                                       3,663,671
-------------------------------------------------------------------------------------


REAL ESTATE INVESTMENT TRUSTS (REITS) (1.1%)
American Campus Communities                              13,122(e)            284,485
Annaly Capital Management                                20,082               282,554
Capstead Mtge                                            28,482               324,409
Digital Realty Trust                                      3,528(e)            127,043
Equity Residential                                       13,807(e)            316,042
Liberty Property Trust                                    9,302               226,411
Public Storage                                            4,725               315,914
UDR                                                      13,268(e)            133,609
                                                                      ---------------
Total                                                                       2,010,467
-------------------------------------------------------------------------------------


REAL ESTATE MANAGEMENT & DEVELOPMENT (0.1%)
Avatar Holdings                                          10,137(b)            188,345
-------------------------------------------------------------------------------------


ROAD & RAIL (1.4%)
Arkansas Best                                            56,148(e)          1,295,896
Old Dominion Freight Line                                11,074(b,e)          311,733
Ryder System                                              5,423               150,163
Saia                                                     33,051(b,e)          431,646
Werner Enterprises                                       17,827               291,471
YRC Worldwide                                            27,438(b,e)           83,137
                                                                      ---------------
Total                                                                       2,564,046
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.3%)
Altera                                                   13,538               220,805
Amkor Technology                                        228,011(b)            982,728
Atmel                                                    55,129(b)            211,695
Lam Research                                             13,452(b,e)          375,042
Linear Technology                                         9,240(e)            201,247
MEMC Electronic Materials                                11,522(b)            186,656
MKS Instruments                                          30,529(b,e)          477,779
OmniVision Technologies                                  55,872(b)            531,343
Sigma Designs                                            23,897(b,e)          308,749
Silicon Image                                           131,418(b)            357,457
Xilinx                                                    3,453                70,579
Zoran                                                    41,856(b)            374,193
                                                                      ---------------
Total                                                                       4,298,273
-------------------------------------------------------------------------------------


SOFTWARE (1.4%)
Ariba                                                    29,928(b,e)          287,608
EPIQ Systems                                             10,968(b,e)          169,675
Intuit                                                   10,454(b)            241,801
Macrovision Solutions                                    16,836(b,e)          340,424
Pegasystems                                               8,951(e)            156,374
Quality Systems                                           6,253(e)            335,286
Take-Two Interactive Software                            74,384(e)            675,406
TeleCommunication Systems Cl A                           36,697(b)            359,998
                                                                      ---------------
Total                                                                       2,566,572
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (9.0%)
Aaron Rents                                              13,979(e)            469,135
Aeropostale                                               5,083(b,e)          172,670
American Eagle Outfitters                                19,574               290,087
Asbury Automotive Group                                  72,484               700,920
AutoNation                                               21,969(b,e)          389,071
AutoZone                                                  2,516(b)            418,637
Barnes & Noble                                           12,246(e)            319,866
Bed Bath & Beyond                                        11,824(b,e)          359,686
Blockbuster Cl A                                        266,610(b,e)          217,287
Brown Shoe                                               53,334(e)            342,938
Cato Cl A                                                25,510(e)            490,302
Chico's FAS                                             121,965(b)            931,813
Children's Place Retail Stores                           16,835(b,e)          478,787
Collective Brands                                        48,343(b)            701,940
Dress Barn                                               58,454(b,e)          884,994
Finish Line Cl A                                         25,989               220,907
Foot Locker                                              38,751               460,749
Gap                                                      45,741               710,815
Genesco                                                  15,664(b)            356,826
Group 1 Automotive                                       34,728               739,706
Hot Topic                                                70,514(b,e)          863,091
Jo-Ann Stores                                            15,175(b)            278,006
Jos A Bank Clothiers                                     23,592(b,e)          954,060
Limited Brands                                           19,449               222,108
Men's Wearhouse                                          70,838             1,320,421
Monro Muffler Brake                                      10,106               252,347
O'Reilly Automotive                                       8,820(b)            342,657
PetSmart                                                 17,604(e)            402,780
RadioShack                                               25,829               363,672
Rent-A-Center                                            42,173(b)            811,830
Ross Stores                                               5,290               200,703
Sherwin-Williams                                          7,425(e)            420,552
Stage Stores                                             41,072               503,132
Wet Seal Cl A                                           116,827(b)            445,111
                                                                      ---------------
Total                                                                      17,037,606
-------------------------------------------------------------------------------------


TEXTILES, APPAREL & LUXURY GOODS (0.9%)
Carter's                                                 27,188(b)            581,279
Skechers USA Cl A                                        45,170(b,e)          528,489
Steven Madden                                            18,383(b)            540,828
                                                                      ---------------
Total                                                                       1,650,596
-------------------------------------------------------------------------------------


THRIFTS & MORTGAGE FINANCE (1.1%)
First Niagara Financial Group                            64,195(e)            869,200
NewAlliance Bancshares                                   13,582               175,344
Ocwen Financial                                          40,323(b,e)          448,392
People's United Financial                                22,860               357,073
Trustco Bank NY                                          27,877               167,262
                                                                      ---------------
Total                                                                       2,017,271
-------------------------------------------------------------------------------------


TOBACCO (0.1%)
Star Scientific                                          40,895(b,e)          201,203
-------------------------------------------------------------------------------------


TRADING COMPANIES & DISTRIBUTORS (0.8%)
Beacon Roofing Supply                                    30,466(b)            484,409
Rush Enterprises Cl A                                    34,796(b)            457,915
Watsco                                                    5,207(e)            223,641
WESCO Intl                                               14,261(b)            370,786
                                                                      ---------------
Total                                                                       1,536,751
-------------------------------------------------------------------------------------


WATER UTILITIES (0.3%)
Aqua America                                             13,955(e)            256,074
California Water Service Group                            9,340(e)            364,540
                                                                      ---------------
Total                                                                         620,614
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (0.3%)
USA Mobility                                             43,861(e)            487,734
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $179,941,051)                                                     $181,722,334
-------------------------------------------------------------------------------------



MONEY MARKET FUND (1.7%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.28%               3,222,169(d)         $3,222,169
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $3,222,169)                                                         $3,222,169
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (24.8%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     46,316,872           $46,316,872
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $46,316,872)                                                       $46,316,872
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $229,480,092)(g)                                                  $231,261,375
=====================================================================================





See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
4 RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


INVESTMENTS IN DERIVATIVES


FUTURES CONTRACTS OUTSTANDING AT APRIL 30, 2009



                                                   NUMBER OF                                           UNREALIZED
                                                   CONTRACTS         NOTIONAL        EXPIRATION       APPRECIATION
CONTRACT DESCRIPTION                             LONG (SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------
E-Mini S&P MidCap 400 Index                           31            $1,736,000        June 2009            $168,824
Russell 2000 Mini Index                               56             2,725,520        June 2009             221,656
-------------------------------------------------------------------------------------------------------------------
Total                                                                                                      $390,480
-------------------------------------------------------------------------------------------------------------------




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 1 to the financial statements in the most recent Semiannual Report dated Jan. 31, 2009.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At April 30, 2009, the value of foreign securities represented 6.9% of net assets.

(d) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at April 30, 2009.

(e)  At April 30, 2009, security was partially or fully on loan.

(f) At April 30, 2009, investments in securities included securities valued at $703,876 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(g) At April 30, 2009, the cost of securities for federal income tax purposes was approximately $229,480,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                     $20,583,000
     Unrealized depreciation                                                     (18,802,000)
     ---------------------------------------------------------------------------------------
     Net unrealized appreciation                                                  $1,781,000
     ---------------------------------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2009:

                                                                   FAIR VALUE AT APRIL 30, 2009
                                                 ---------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in securities                          $231,261,375          $--             $--        $231,261,375
Other financial instruments*                            390,480           --              --             390,480
----------------------------------------------------------------------------------------------------------------
Total                                              $231,651,855          $--             $--        $231,651,855
----------------------------------------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as futures, which are valued at the unrealized appreciation (depreciation) on the instrument.



--------------------------------------------------------------------------------
5 RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------



HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
6 RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2009

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND

                                AT APRIL 30, 2009



APRIL 30, 2009 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




COMMON STOCKS (100.1%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (1.1%)
Applied Signal Technology                                 3,081(d)            $60,881
Ceradyne                                                 19,518(b)            336,490
Curtiss-Wright                                            4,027               128,743
Esterline Technologies                                    1,523(b)             40,131
                                                                      ---------------
Total                                                                         566,245
-------------------------------------------------------------------------------------


AIR FREIGHT & LOGISTICS (0.6%)
Atlas Air Worldwide Holdings                              2,977(b,d)           79,039
Hub Group Cl A                                            7,388(b)            169,924
Pacer Intl                                               15,103                64,037
                                                                      ---------------
Total                                                                         313,000
-------------------------------------------------------------------------------------


AIRLINES (2.1%)
Alaska Air Group                                         18,536(b)            311,034
Allegiant Travel                                          3,331(b,d)          173,345
Hawaiian Holdings                                        20,171(b)            100,653
SkyWest                                                  36,747               442,434
UAL                                                       9,225(b)             45,387
                                                                      ---------------
Total                                                                       1,072,853
-------------------------------------------------------------------------------------


AUTO COMPONENTS (1.4%)
ArvinMeritor                                             26,548                32,920
Cooper Tire & Rubber                                     33,918(d)            280,501
Dana Holding                                            107,191(b,d)           84,681
Lear                                                     49,834(b)             39,867
Spartan Motors                                           13,239               106,839
Superior Inds Intl                                        7,929(d)            119,569
Tenneco                                                  19,116(b,d)           58,495
                                                                      ---------------
Total                                                                         722,872
-------------------------------------------------------------------------------------


BIOTECHNOLOGY (0.1%)
Emergent BioSolutions                                     3,886(b,d)           41,619
-------------------------------------------------------------------------------------


BUILDING PRODUCTS (0.4%)
Apogee Enterprises                                        5,234(d)             70,136
Insteel Inds                                             10,139(d)             75,535
Trex                                                      4,159(b,d)           45,541
                                                                      ---------------
Total                                                                         191,212
-------------------------------------------------------------------------------------


CAPITAL MARKETS (3.4%)
BGC Partners Cl A                                        41,705(d)            108,016
Knight Capital Group Cl A                                22,872(b)            354,287
MVC Capital                                              19,485               166,792
Penson Worldwide                                         22,311(b,d)          226,234
Stifel Financial                                         10,331(b,d)          508,595
SWS Group                                                22,970               293,786
Westwood Holdings Group                                   2,887(d)            113,950
                                                                      ---------------
Total                                                                       1,771,660
-------------------------------------------------------------------------------------


CHEMICALS (2.3%)
Innophos Holdings                                         6,933               102,816
Koppers Holdings                                          3,527                66,872
LSB Inds                                                  8,367(b)            100,237
Olin                                                     12,061               151,969
OM Group                                                 16,634(b)            463,423
Stepan                                                    1,916                75,816
Westlake Chemical                                         4,435(d)             82,935
WR Grace & Co                                            18,876(b)            166,675
                                                                      ---------------
Total                                                                       1,210,743
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (7.1%)
Arrow Financial                                           3,146(d)             83,306
BancFirst                                                 3,626               154,830
Camden Natl                                               4,738(d)            137,402
Capitol Bancorp                                          12,800(d)             46,848
Community Trust Bancorp                                   4,027(d)            121,857
First BanCorp                                            22,744(c,d)          125,319
First Financial                                           4,557               169,065
First Financial Bankshares                                6,062(d)            298,735
Home BancShares                                           6,233               137,438
MainSource Financial Group                               12,728(d)            110,224
Pacific Capital Bancorp                                   5,857                40,648
Republic Bancorp Cl A                                     4,228                94,031
S&T Bancorp                                               6,227(d)            111,276
S.Y. Bancorp                                              4,644               117,122
Sandy Spring Bancorp                                      9,631(d)            156,504
Sierra Bancorp                                            2,143(d)             25,737
Suffolk Bancorp                                             842(d)             21,555
SVB Financial Group                                       5,261(b,d)          109,218
Tompkins Financial                                          558(d)             23,520
TowneBank                                                 8,264               142,389
Trico Bancshares                                          1,433(d)             22,928
Trustmark                                                13,736               298,621
UMB Financial                                            17,822               815,713
W Holding Company                                         3,205(c,d)           74,260
Wintrust Financial                                        8,824(d)            150,008
Yadkin Valley Financial                                  10,049(d)             82,402
                                                                      ---------------
Total                                                                       3,670,956
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (2.4%)
ABM Inds                                                  9,537(d)            167,088
ATC Technology                                            6,630(b,d)          105,351
Comfort Systems USA                                       8,835                95,330
Consolidated Graphics                                     1,316(b,d)           25,557
Cornell Companies                                         2,910(b)             52,904
GeoEye                                                    4,848(b,d)          120,667
Herman Miller                                             4,939                73,443
HNI                                                      10,069               156,070
Kimball Intl Cl B                                        21,629               118,743
United Stationers                                         6,133(b,d)          200,732
Viad                                                      7,413               141,440
                                                                      ---------------
Total                                                                       1,257,325
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (1.7%)
3Com                                                     59,999(b)            242,995
ARRIS Group                                              17,724(b,d)          189,115
Loral Space & Communications                              6,640(b)            155,044
NETGEAR                                                  14,053(b)            224,989
Plantronics                                               5,513                70,236
                                                                      ---------------
Total                                                                         882,379
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (0.1%)
Novatel Wireless                                          8,770(b)             60,075
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (3.2%)
Dycom Inds                                               10,663(b)             89,782
EMCOR Group                                              17,403(b)            361,808
Granite Construction                                     17,683(d)            697,595
Michael Baker                                             3,640(b)            122,304
Perini                                                   22,246(b,d)          384,856
                                                                      ---------------
Total                                                                       1,656,345
-------------------------------------------------------------------------------------


CONSUMER FINANCE (0.3%)
Advance America Cash Advance Centers                     11,858                47,432
Advanta Cl B                                             85,435                99,959
                                                                      ---------------
Total                                                                         147,391
-------------------------------------------------------------------------------------


CONTAINERS & PACKAGING (0.6%)
Rock-Tenn Cl A                                            7,714(d)            291,281
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1 RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


DIVERSIFIED CONSUMER SERVICES (0.5%)
Regis                                                     9,327              $178,519
Universal Technical Institute                             6,010(b,d)           85,582
                                                                      ---------------
Total                                                                         264,101
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (0.4%)
Life Partners Holdings                                    6,441(d)            120,576
PICO Holdings                                             2,126(b)             63,780
                                                                      ---------------
Total                                                                         184,356
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (0.4%)
Iowa Telecommunications Services                          4,563(d)             60,140
Shenandoah Telecommunications                             7,154               140,433
                                                                      ---------------
Total                                                                         200,573
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (0.1%)
Central Vermont Public Service                            2,443                41,922
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (0.7%)
AO Smith                                                  1,036(d)             32,209
AZZ                                                       2,493(b,d)           77,108
Encore Wire                                               2,755                60,169
GrafTech Intl                                            23,295(b,d)          204,764
                                                                      ---------------
Total                                                                         374,250
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (3.7%)
Anixter Intl                                             11,197(b,d)          445,418
Benchmark Electronics                                    43,937(b)            532,957
Brightpoint                                              13,983(b)             72,851
CTS                                                       6,872                41,713
Insight Enterprises                                      22,446(b)            128,391
L-1 Identity Solutions                                    3,492(b)             25,561
Methode Electronics                                      20,818               125,324
MTS Systems                                               3,133                66,200
Sanmina-SCI                                              76,278(b)             42,716
SMART Modular Technologies WWH                           24,157(b,d)           59,426
SYNNEX                                                   14,265(b,d)          307,125
TTM Technologies                                         10,467(b)             77,665
                                                                      ---------------
Total                                                                       1,925,347
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (1.8%)
Bristow Group                                             2,609(b,d)           59,381
Bronco Drilling                                          14,420(b,d)           79,166
Cal Dive Intl                                            11,558(b)             91,539
Complete Production Services                             20,267(b)            135,384
GulfMark Offshore                                         4,134(b,d)          111,122
Lufkin Inds                                               3,643               127,141
Parker Drilling                                          75,829(b)            209,287
Pioneer Drilling                                         19,119(b)             95,595
                                                                      ---------------
Total                                                                         908,615
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (2.1%)
Andersons                                                 6,339               101,868
Casey's General Stores                                   15,419(d)            410,299
Great Atlantic & Pacific Tea                              7,699(b)             56,511
Ingles Markets Cl A                                       9,059               141,411
Nash Finch                                                4,156               121,729
Spartan Stores                                            4,762(d)             77,478
Winn-Dixie Stores                                        13,110(b,d)          150,241
                                                                      ---------------
Total                                                                       1,059,537
-------------------------------------------------------------------------------------


FOOD PRODUCTS (4.1%)
Cal-Maine Foods                                           5,396(d)            142,832
Flowers Foods                                            14,814(d)            342,203
Fresh Del Monte Produce                                  15,736(b,c)          228,487
Imperial Sugar                                            4,899                32,088
J&J Snack Foods                                           3,414               132,327
Lance                                                     6,562               151,976
Ralcorp Holdings                                         13,556(b)            774,861
Sanderson Farms                                           8,174(d)            326,143
                                                                      ---------------
Total                                                                       2,130,917
-------------------------------------------------------------------------------------


GAS UTILITIES (2.1%)
Laclede Group                                             6,344               220,010
New Jersey Resources                                      8,514               280,280
Northwest Natural Gas                                     1,695                69,326
Piedmont Natural Gas                                      6,986(d)            170,598
South Jersey Inds                                         4,307(d)            149,496
WGL Holdings                                              5,592(d)            174,135
                                                                      ---------------
Total                                                                       1,063,845
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (0.4%)
Conmed                                                    6,204(b)             82,637
Greatbatch                                                5,973(b,d)          125,672
                                                                      ---------------
Total                                                                         208,309
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (5.2%)
Alliance HealthCare Services                              4,066(b,d)           31,999
AMERIGROUP                                               14,730(b,d)          439,985
Emergency Medical Services Cl A                           2,763(b)             96,263
Gentiva Health Services                                   6,533(b,d)          104,071
Hanger Orthopedic Group                                   5,900(b,d)           82,069
HealthSpring                                             25,981(b)            239,805
Kindred Healthcare                                       23,596(b)            307,220
Landauer                                                  2,904               153,854
Magellan Health Services                                 25,357(b)            749,553
MedCath                                                   3,318(b)             33,578
Molina Healthcare                                        11,756(b)            254,517
Triple-S Management Cl B                                  7,229(b,c,d)         92,676
Universal American Financial                             11,604(b)            119,869
                                                                      ---------------
Total                                                                       2,705,459
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (0.4%)
Ruby Tuesday                                             24,877(b,d)          191,055
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (0.9%)
American Greetings Cl A                                  15,979(d)            125,435
Blyth                                                     2,027                89,350
M/I Homes                                                 4,227                64,546
Natl Presto Inds                                          2,426               172,877
                                                                      ---------------
Total                                                                         452,208
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (0.4%)
Seaboard                                                    222               207,570
-------------------------------------------------------------------------------------


INSURANCE (11.4%)
Aspen Insurance Holdings                                 42,255(c)            996,374
Employers Holdings                                       27,323               227,874
Horace Mann Educators                                    25,702               225,664
IPC Holdings                                             28,969(c)            754,353
Max Capital Group                                         6,366(c)            105,357
Montpelier Re Holdings                                   35,085(c)            437,159
Odyssey Re Holdings                                      17,805(d)            681,753
Platinum Underwriters Holdings                           32,259(c)            928,091
Safety Insurance Group                                    9,304(d)            307,497
Validus Holdings                                         36,542(c)            818,541
Zenith Natl Insurance                                    19,160(d)            436,656
                                                                      ---------------
Total                                                                       5,919,319
-------------------------------------------------------------------------------------


INTERNET SOFTWARE & SERVICES (0.5%)
InfoSpace                                                 7,236(b)             47,975
ModusLink Global Solutions                               24,212(b)             89,584
RealNetworks                                             19,066(b)             46,902
United Online                                            14,112(d)             74,794
                                                                      ---------------
Total                                                                         259,255
-------------------------------------------------------------------------------------


IT SERVICES (1.0%)
Ciber                                                    15,518(b)             50,123
CSG Systems Intl                                          2,918(b)             42,311
MAXIMUS                                                   3,582(d)            144,462
Perot Systems Cl A                                       19,914(b)            279,991
                                                                      ---------------
Total                                                                         516,887
-------------------------------------------------------------------------------------


LEISURE EQUIPMENT & PRODUCTS (0.8%)
Brunswick                                                25,156(d)            150,433
JAKKS Pacific                                            21,298(b)            269,420
                                                                      ---------------
Total                                                                         419,853
-------------------------------------------------------------------------------------


LIFE SCIENCES TOOLS & SERVICES (0.1%)
Albany Molecular Research                                 4,944(b)             48,253
-------------------------------------------------------------------------------------


MACHINERY (3.3%)
CIRCOR Intl                                               3,056                78,631
EnPro Inds                                                1,916(b)             30,579
Force Protection                                         24,574(b)            187,254
FreightCar America                                        4,993                96,015
Hurco Companies                                           2,252(b,d)           34,523
LB Foster Cl A                                            3,027(b)             99,134
Lydall                                                   14,395(b)             61,755
Mueller Inds                                             25,154               552,634
NACCO Inds Cl A                                           4,325               165,431
Wabtec                                                   10,309(d)            393,185
                                                                      ---------------
Total                                                                       1,699,141
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
2 RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


METALS & MINING (3.1%)
AM Castle & Co                                            9,031               $87,510
Brush Engineered Materials                                6,300(b,d)          106,596
Compass Minerals Intl                                     4,368               210,625
Haynes Intl                                               2,293(b,d)           51,776
Horsehead Holding                                        45,876(b,d)          327,554
Kaiser Aluminum                                           5,055               149,325
Olympic Steel                                             5,105(d)             93,626
Royal Gold                                                4,499               162,684
RTI Intl Metals                                          13,751(b)            178,901
Worthington Inds                                         14,301               213,085
                                                                      ---------------
Total                                                                       1,581,682
-------------------------------------------------------------------------------------


MULTILINE RETAIL (1.1%)
Dillard's Cl A                                           44,360(d)            342,016
Fred's Cl A                                              11,720               160,095
Retail Ventures                                          21,327(b,d)           55,450
                                                                      ---------------
Total                                                                         557,561
-------------------------------------------------------------------------------------


MULTI-UTILITIES (0.3%)
CH Energy Group                                           3,200               142,208
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (3.2%)
Alon USA Energy                                           4,105(d)             52,134
Berry Petroleum Cl A                                      6,255(d)            103,082
Delek US Holdings                                         5,966(d)             61,271
Nordic American Tanker Shipping                           7,100(c,d)          230,537
Rosetta Resources                                        31,326(b)            220,848
Stone Energy                                             10,323(b)             44,492
Swift Energy                                             20,952(b)            226,701
USEC                                                     39,643(b,d)          245,390
VAALCO Energy                                             9,492(b)             45,277
Western Refining                                         13,394               168,630
World Fuel Services                                       6,996(d)            266,758
                                                                      ---------------
Total                                                                       1,665,120
-------------------------------------------------------------------------------------


PAPER & FOREST PRODUCTS (0.3%)
Wausau Paper                                             17,665               154,215
-------------------------------------------------------------------------------------


PERSONAL PRODUCTS (0.5%)
Chattem                                                   4,995(b,d)          274,275
-------------------------------------------------------------------------------------


PHARMACEUTICALS (1.3%)
Par Pharmaceutical Companies                              8,795(b)             94,370
Salix Pharmaceuticals                                     8,528(b)             93,808
Valeant Pharmaceuticals Intl                             15,351(b,d)          257,283
ViroPharma                                               35,478(b)            199,741
                                                                      ---------------
Total                                                                         645,202
-------------------------------------------------------------------------------------


PROFESSIONAL SERVICES (2.6%)
CDI                                                       5,579                66,669
Exponent                                                  2,238(b,d)           62,440
Heidrick & Struggles Intl                                 9,412               159,063
ICF Intl                                                  2,097(b,d)           57,688
Kelly Services Cl A                                      12,506               142,068
Kforce                                                   10,809(b,d)          117,926
Korn/Ferry Intl                                          13,378(b)            141,673
MPS Group                                                10,710(b,d)           86,108
Spherion                                                 45,258(b)            162,476
TrueBlue                                                 30,778(b,d)          298,855
Volt Information Sciences                                 8,031(b,d)           57,663
                                                                      ---------------
Total                                                                       1,352,629
-------------------------------------------------------------------------------------


REAL ESTATE INVESTMENT TRUSTS (REITS) (2.8%)
Anworth Mtge Asset                                       26,056               167,540
Capstead Mtge                                            40,078               456,489
Getty Realty                                              8,070(d)            158,333
Investors Real Estate Trust                              17,409               161,033
MFA Financial                                            46,305               272,737
Natl Health Investors                                     5,891               157,997
NorthStar Realty Finance                                 12,654(d)             40,113
Universal Health Realty Income Trust                        808                25,872
                                                                      ---------------
Total                                                                       1,440,114
-------------------------------------------------------------------------------------


REAL ESTATE MANAGEMENT & DEVELOPMENT (0.1%)
Avatar Holdings                                           2,322(b)             43,143
-------------------------------------------------------------------------------------


ROAD & RAIL (1.1%)
Arkansas Best                                            17,604               406,301
Saia                                                     10,458(b)            136,581
                                                                      ---------------
Total                                                                         542,882
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.9%)
Amkor Technology                                         74,250(b)            320,017
MKS Instruments                                          13,035(b)            203,998
OmniVision Technologies                                  16,917(b)            160,881
PMC-Sierra                                               23,595(b)            186,872
Trident Microsystems                                     21,634(b,d)           29,639
Zoran                                                     9,980(b)             89,221
                                                                      ---------------
Total                                                                         990,628
-------------------------------------------------------------------------------------


SOFTWARE (0.2%)
EPIQ Systems                                              8,197(b,d)          126,808
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (10.5%)
Aaron Rents                                               4,592(d)            154,108
Asbury Automotive Group                                  25,540               246,972
Big 5 Sporting Goods                                     11,478                94,464
Blockbuster Cl A                                        137,596(b,d)          112,141
Brown Shoe                                               30,753(d)            197,742
Build-A-Bear Workshop                                     9,576(b)             52,285
Cato Cl A                                                 9,532               183,205
Charlotte Russe Holding                                  14,718(b,d)          184,711
Chico's FAS                                              49,777(b)            380,296
Children's Place Retail Stores                            5,418(b,d)          154,088
Collective Brands                                        20,604(b)            299,170
Conn's                                                    8,722(b,d)          143,390
Dress Barn                                               18,668(b,d)          282,634
Finish Line Cl A                                          8,775                74,588
Genesco                                                   9,286(b)            211,535
Group 1 Automotive                                       18,031(d)            384,059
Hot Topic                                                24,792(b,d)          303,454
Jo-Ann Stores                                             9,523(b,d)          174,461
Jos A Bank Clothiers                                      6,853(b)            277,135
Men's Wearhouse                                          31,639               589,750
Monro Muffler Brake                                       2,547                63,599
Rent-A-Center                                            18,828(b)            362,439
Rex Stores                                                4,779(b,d)           56,870
Shoe Carnival                                             5,418(b,d)           63,174
Sonic Automotive Cl A                                    16,405(d)             84,650
Stage Stores                                             22,039               269,978
                                                                      ---------------
Total                                                                       5,400,898
-------------------------------------------------------------------------------------


TEXTILES, APPAREL & LUXURY GOODS (0.6%)
Skechers USA Cl A                                        12,268(b)            143,536
Steven Madden                                             4,610(b)            135,626
Weyco Group                                               1,161(d)             31,869
                                                                      ---------------
Total                                                                         311,031
-------------------------------------------------------------------------------------


THRIFTS & MORTGAGE FINANCE (1.5%)
ESSA Bancorp                                              3,487(d)             47,563
First Niagara Financial Group                            35,033               474,346
Ocwen Financial                                          15,849(b)            176,241
United Financial Bancorp                                  1,713                22,732
Westfield Financial                                       4,794(d)             44,776
                                                                      ---------------
Total                                                                         765,658
-------------------------------------------------------------------------------------


TOBACCO (0.2%)
Star Scientific                                          18,522(b,d)           91,128
-------------------------------------------------------------------------------------


TRADING COMPANIES & DISTRIBUTORS (0.9%)
Aceto                                                     5,160                36,894
Beacon Roofing Supply                                     7,296(b)            116,007
H&E Equipment Services                                   12,649(b)             95,247
Kaman                                                     5,405                91,399
Rush Enterprises Cl A                                     6,301(b)             82,921
Watsco                                                    1,131(d)             48,576
                                                                      ---------------
Total                                                                         471,044
-------------------------------------------------------------------------------------


WATER UTILITIES (0.4%)
California Water Service Group                            3,980               155,339
Connecticut Water Service                                 1,347(d)             27,937
                                                                      ---------------
Total                                                                         183,276
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (0.4%)
Centennial Communications                                 6,496(b)             53,722
USA Mobility                                             14,647               162,875
                                                                      ---------------
Total                                                                         216,597
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $56,106,709)                                                       $51,592,827
-------------------------------------------------------------------------------------



MONEY MARKET FUND (0.2%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.28%                 112,180(e)           $112,180
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $112,180)                                                             $112,180
-------------------------------------------------------------------------------------





See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
3 RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (25.0%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     12,905,865           $12,905,865
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $12,905,865)                                                       $12,905,865
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $69,124,754)(f)                                                    $64,610,872
=====================================================================================



INVESTMENTS IN DERIVATIVES

At April 30, 2009, $8,000 was held in a margin deposit account as collateral to cover initial margin deposits on open stock index futures contracts.

FUTURES CONTRACTS OUTSTANDING AT APRIL 30, 2009



                                                   NUMBER OF                                           UNREALIZED
                                                   CONTRACTS         NOTIONAL        EXPIRATION       APPRECIATION
CONTRACT DESCRIPTION                             LONG (SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------
Russell 2000 Mini Index                                2              $97,340         June 2009              $3,185



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 1 to the financial statements in the most recent Semiannual Report dated Jan. 31, 2009.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At April 30, 2009, the value of foreign securities represented 9.3% of net assets.

(d)  At April 30, 2009, security was partially or fully on loan.

(e) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at April 30, 2009.

(f) At April 30, 2009, the cost of securities for federal income tax purposes was approximately $69,125,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                      $4,527,000
     Unrealized depreciation                                                      (9,041,000)
     ---------------------------------------------------------------------------------------
     Net unrealized depreciation                                                 $(4,514,000)
     ---------------------------------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
4 RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2009:

                                                                   FAIR VALUE AT APRIL 30, 2009
                                                  --------------------------------------------------------------
                                                       LEVEL 1          LEVEL 2
                                                    QUOTED PRICES        OTHER          LEVEL 3
                                                      IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                     MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                       IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in securities                            $64,610,872          $--             $--        $64,610,872
Other financial instruments*                               3,185           --              --              3,185
----------------------------------------------------------------------------------------------------------------
Total                                                $64,614,057          $--             $--        $64,614,057
----------------------------------------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as futures which are valued at the unrealized appreciation (depreciation) on the instrument.



HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
5 RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2009

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Dimensions Series, Inc.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date June 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date June 29, 2009


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date June 29, 2009